Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022		Mar. 31, 2021
Financing receivable, recorded investment [Line items]
Current year		¥ 462,488		¥ 563,765
Year before current year		859,885		678,768
Two years before current year		124,565		129,881
Three years before current year		194,442		169,246
Four years before current year		248,503		32,227
More than five year before current year		128,036		112,793
Revolving		352,218		439,269
Total loans		2,370,137		2,125,949
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		106,554		54,179
Year before current year		126,834		115,003
Two years before current year		8,325		17,106
Three years before current year		17,308		12,450
Four years before current year		9,213		4,240
More than five year before current year		12,729		17,634
Revolving
Total loans		280,963		220,612
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		6,000		9,101
Year before current year		18,175		22,955
Two years before current year		12,703		27,863
Three years before current year		20,565		17,563
Four years before current year		9,982		8,484
More than five year before current year		25,841		34,719
Revolving
Total loans		93,266		120,685
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year		2,196		1,289
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		2,196		1,289
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year				33,965
Year before current year		52,545		261,182
Two years before current year		86,910		45,880
Three years before current year		20,710		9,817
Four years before current year		3,258		6,406
More than five year before current year		52,496		27,672
Revolving		9,916		97
Total loans		225,835		385,019
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year				1,000
Year before current year		1,000
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		1,000		1,000
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		80,167		75,680
Year before current year		169,655		115,131
Two years before current year		1,693		3,864
Three years before current year		638		2,324
Four years before current year		587
More than five year before current year		6,779		5,484
Revolving
Total loans		259,519		202,483
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year				235
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans				235
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		86,300		20,093
Year before current year		307,636		102,941
Two years before current year		14,718		34,435
Three years before current year		131,266		29,869
Four years before current year		115,494		13,067
More than five year before current year		30,085		17,573
Revolving		92,039		173,178
Total loans		777,538		391,156
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		11,621		84
Year before current year		20,516
Two years before current year				450
Three years before current year		1,989
Four years before current year
More than five year before current year
Revolving
Total loans		34,126		534
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year		1,940
Four years before current year
More than five year before current year
Revolving
Total loans		1,940
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year			[1]	197,859	[2]
Year before current year		57,524	[1]		[2]
Two years before current year			[1]		[2]
Three years before current year			[1]		[2]
Four years before current year			[1]		[2]
More than five year before current year			[1]		[2]
Revolving			[1]		[2]
Total loans		57,524	[1]	197,859	[2]
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[3]
Year before current year	[3]	82,304		61,185
Two years before current year	[3]
Three years before current year	[3]
Four years before current year	[3]
More than five year before current year	[3]
Revolving	[3]
Total loans	[3]	82,304		61,185
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[3]	169,195		170,514
Year before current year	[3]	23,238		141
Two years before current year	[3]
Three years before current year	[3]
Four years before current year	[3]
More than five year before current year	[3]
Revolving	[3]	250,167		265,566
Total loans	[3]	442,600		436,221
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		455			[3]
Year before current year		20		39	[3]
Two years before current year		25		40	[3]
Three years before current year		26		11	[3]
Four years before current year		10		30	[3]
More than five year before current year		101		4,697	[3]
Revolving		96		428	[3]
Total loans		733		5,245	[3]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year				1
Year before current year		438		191
Two years before current year		191		8
Three years before current year				97,212
Four years before current year		109,959
More than five year before current year		5		5,014
Revolving
Total loans		110,593		102,426
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year			[3]
Year before current year			[3]
Two years before current year			[3]
Three years before current year			[3]
Four years before current year			[3]
More than five year before current year			[3]
Revolving			[3]
Total loans			[3]
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		186,721		129,859
Year before current year		378,793		291,319
Two years before current year		10,018		20,970
Three years before current year		17,946		14,774
Four years before current year		9,800		4,240
More than five year before current year		19,508		23,118
Revolving
Total loans		622,786		484,280
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		6,000		9,101
Year before current year		18,175		22,955
Two years before current year		12,703		28,098
Three years before current year		22,505		17,563
Four years before current year		9,982		8,484
More than five year before current year		25,841		34,719
Revolving
Total loans		95,206		120,920
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year		169,195		170,514
Year before current year		23,238		141
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving		250,167		265,566
Total loans		442,600		436,221
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year		2,196		1,289
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		2,196		1,289
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		86,755		251,917
Year before current year		417,725		364,162
Two years before current year		101,653		80,355
Three years before current year		152,002		39,697
Four years before current year		118,762		19,503
More than five year before current year		82,682		49,942
Revolving		102,051		173,703
Total loans		1,061,630		979,279
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		11,621		85
Year before current year		20,954		191
Two years before current year		191		458
Three years before current year		1,989		97,212
Four years before current year		109,959
More than five year before current year		5		5,014
Revolving
Total loans		144,719		102,960
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year				1,000
Year before current year		1,000
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		¥ 1,000		¥ 1,000

[1]	Includes loans of ¥57,524 million to a U.S. client in connection with the U.S. Prime Brokerage Event. See Note. 23 “U.S. Prime Brokerage Event” for further information on this event.
[2]	Includes loans of ¥197,859 million to a U.S. client in connection with the U.S. Prime Brokerage Event. See Note. 23 “U.S. Prime Brokerage Event” for further information on this event.
[3]	Relate to collateralized exposures where a specified ratio of LTV is maintained.